Schedule of Investments	12 Months Ended
	Dec. 31, 2024 USD ($) shares
Schedule of Investments [Line Items]
Cost	$ 83,911,153
Fair Value	70,905,065
Net Assets	70,049,906
United States 89.03% [Member] | UNITED STATES
Schedule of Investments [Line Items]
Cost	73,978,308
Fair Value	62,838,673
United Kingdom 10.97% [Member] | UNITED KINGDOM
Schedule of Investments [Line Items]
Cost	9,932,845
Fair Value	8,066,392
Money Market [Member] | Short-Term Investments 2.08% [Member]
Schedule of Investments [Line Items]
Cost	1,510,377
Fair Value	$ 1,510,377
Money Market [Member] | Short-Term Investments 2.08% [Member] | First American Treasury Obligations [Member]
Schedule of Investments [Line Items]
Shares | shares	1,510,377
Acquisition Date	May 08, 2023	[1]
Cost	$ 1,510,377	[1]
Fair Value	1,510,377	[1]
Common Stocks at fair value 2.53% [Member]
Schedule of Investments [Line Items]
Cost	6,419,399
Fair Value	$ 1,829,977
Common Stocks at fair value 2.53% [Member] | Mobile Commerce [Member] | Maplebear, Inc. [Member]
Schedule of Investments [Line Items]
Shares | shares	44,181
Acquisition Date	Sep. 27, 2023	[2]
Cost	$ 6,419,399	[2]
Fair Value	1,829,977	[2]
Private Investments, at fair value 96.58% [Member]
Schedule of Investments [Line Items]
Fair Value	67,564,711
Private Investments, at fair value 96.58% [Member] | Common Stocks 19.96% [Member]
Schedule of Investments [Line Items]
Cost	23,786,987
Fair Value	12,619,516
Private Investments, at fair value 96.58% [Member] | Special Purpose Vehicles 65.72% [Member]
Schedule of Investments [Line Items]
Cost	37,451,921
Fair Value	$ 47,014,562
Private Investments, at fair value 96.58% [Member] | Education Services [Member] | ClassDojo Inc [Member] | Common Stocks 19.96% [Member]
Schedule of Investments [Line Items]
Shares | shares	106,136
Acquisition Date	Nov. 19, 2021	[2],[3],[4]
Cost	$ 3,000,018	[2],[3],[4]
Fair Value	1,592,040	[2],[3],[4]
Private Investments, at fair value 96.58% [Member] | Enterprise Software [Member] | Common Stocks 19.96% [Member]
Schedule of Investments [Line Items]
Cost	5,609,215
Fair Value	$ 1,131,793
Private Investments, at fair value 96.58% [Member] | Enterprise Software [Member] | Common Stocks 19.96% [Member] | Automation Anywhere, Inc. [Member]
Schedule of Investments [Line Items]
Shares | shares	88,885
Acquisition Date	Dec. 30, 2021	[2],[3],[4]
Cost	$ 2,609,219	[2],[3],[4]
Fair Value	$ 409,760	[2],[3],[4]
Private Investments, at fair value 96.58% [Member] | Enterprise Software [Member] | Common Stocks 19.96% [Member] | SuperHuman Labs, Inc. [Member]
Schedule of Investments [Line Items]
Shares | shares	110,234
Acquisition Date	Jun. 25, 2021	[2],[3],[4]
Cost	$ 2,999,996	[2],[3],[4]
Fair Value	722,033	[2],[3],[4]
Private Investments, at fair value 96.58% [Member] | Financial Technology [Member] | Common Stocks 19.96% [Member]
Schedule of Investments [Line Items]
Cost	13,932,812
Fair Value	$ 9,578,445
Private Investments, at fair value 96.58% [Member] | Financial Technology [Member] | Common Stocks 19.96% [Member] | CElegans Labs, Inc. [Member]
Schedule of Investments [Line Items]
Shares | shares	90,952
Acquisition Date	Nov. 23, 2021	[2],[3],[4]
Cost	$ 2,999,977	[2],[3],[4]
Fair Value	$ 1,251,500	[2],[3],[4]
Private Investments, at fair value 96.58% [Member] | Financial Technology [Member] | Common Stocks 19.96% [Member] | Klarna Bank AB [Member]
Schedule of Investments [Line Items]
Shares | shares	3,077
Acquisition Date	Mar. 16, 2022	[2],[3],[4]
Cost	$ 4,657,660	[2],[3],[4]
Fair Value	$ 1,421,112	[2],[3],[4]
Private Investments, at fair value 96.58% [Member] | Financial Technology [Member] | Common Stocks 19.96% [Member] | Public Holdings, Inc. [Member]
Schedule of Investments [Line Items]
Shares | shares	55,555
Acquisition Date	Jul. 22, 2021	[2],[3],[4]
Cost	$ 999,990	[2],[3],[4]
Fair Value	$ 260,553	[2],[3],[4]
Private Investments, at fair value 96.58% [Member] | Financial Technology [Member] | Common Stocks 19.96% [Member] | Revolut Group Holdings Ltd. [Member]
Schedule of Investments [Line Items]
Shares | shares	8,200
Acquisition Date	Dec. 08, 2021	[2],[3],[4]
Cost	$ 5,275,185	[2],[3],[4]
Fair Value	6,645,280	[2],[3],[4]
Private Investments, at fair value 96.58% [Member] | Financial Technology [Member] | Preferred Stocks 9.59% [Member]
Schedule of Investments [Line Items]
Cost	5,900,745
Fair Value	1,974,820
Private Investments, at fair value 96.58% [Member] | Financial Technology [Member] | Special Purpose Vehicles 65.72% [Member]
Schedule of Investments [Line Items]
Cost	10,635,834
Fair Value	$ 3,344,213
Private Investments, at fair value 96.58% [Member] | Financial Technology [Member] | Special Purpose Vehicles 65.72% [Member] | Fund FG-RTA [Member]
Schedule of Investments [Line Items]
Shares | shares	49,075
Acquisition Date	Jan. 10, 2022	[2],[3],[4],[5]
Cost	$ 3,478,813	[2],[3],[4],[5]
Fair Value	$ 1,711,736	[2],[3],[4],[5]
Private Investments, at fair value 96.58% [Member] | Financial Technology [Member] | Special Purpose Vehicles 65.72% [Member] | Fund FG-TQY [Member]
Schedule of Investments [Line Items]
Shares | shares	1,540
Acquisition Date	Feb. 15, 2022	[2],[3],[4],[5]
Cost	$ 1,110,340	[2],[3],[4],[5]
Fair Value	$ 308,000	[2],[3],[4],[5]
Private Investments, at fair value 96.58% [Member] | Financial Technology [Member] | Special Purpose Vehicles 65.72% [Member] | G Squared Special Situations Fund, LLC [Member]
Schedule of Investments [Line Items]
Acquisition Date	Mar. 02, 2022	[2],[3],[4],[6]
Cost	$ 4,130,298	[2],[3],[4],[6]
Fair Value	$ 1,324,477	[2],[3],[4],[6]
Private Investments, at fair value 96.58% [Member] | Financial Technology [Member] | Special Purpose Vehicles 65.72% [Member] | Rhenium Bolt 2021, LLC [Member]
Schedule of Investments [Line Items]
Acquisition Date	Mar. 08, 2022	[2],[3],[4],[7]
Cost	$ 1,916,383	[2],[3],[4],[7]
Fair Value		[2],[3],[4],[7]
Private Investments, at fair value 96.58% [Member] | Financial Technology [Member] | Series C Preferred Stock [Member] | Preferred Stocks 9.59% [Member] | Jeeves, Inc. [Member]
Schedule of Investments [Line Items]
Shares | shares	176,886
Acquisition Date	Apr. 05, 2022	[2],[3],[4]
Cost	$ 749,997	[2],[3],[4]
Fair Value	$ 449,290	[2],[3],[4]
Private Investments, at fair value 96.58% [Member] | Financial Technology [Member] | Series A Preferred Stock [Member] | Preferred Stocks 9.59% [Member] | Chime Financial Inc [Member]
Schedule of Investments [Line Items]
Shares | shares	60,250
Acquisition Date	Dec. 30, 2021	[2],[3],[4]
Cost	$ 5,150,748	[2],[3],[4]
Fair Value	$ 1,525,530	[2],[3],[4]
Private Investments, at fair value 96.58% [Member] | Social Media [Member] | Common Stocks 19.96% [Member] | Discord, Inc. [Member]
Schedule of Investments [Line Items]
Shares | shares	1,069
Acquisition Date	Mar. 01, 2022	[2],[3],[4]
Cost	$ 724,942	[2],[3],[4]
Fair Value	244,438	[2],[3],[4]
Private Investments, at fair value 96.58% [Member] | Social Media [Member] | Preferred Stocks 9.59% [Member]
Schedule of Investments [Line Items]
Cost	12,742,469
Fair Value	$ 6,980,633
Private Investments, at fair value 96.58% [Member] | Social Media [Member] | Series G Preferred Stock [Member] | Preferred Stocks 9.59% [Member] | Discord, Inc. [Member]
Schedule of Investments [Line Items]
Shares | shares	1,311
Acquisition Date	Mar. 01, 2022	[2],[3],[4]
Cost	$ 889,055	[2],[3],[4]
Fair Value	$ 299,773	[2],[3],[4]
Private Investments, at fair value 96.58% [Member] | Supply Chain/Logistics [Member] | Common Stocks 19.96% [Member] | Flexport, Inc. [Member]
Schedule of Investments [Line Items]
Shares | shares	26,000
Acquisition Date	Mar. 29, 2022	[2],[3],[4]
Cost	$ 520,000	[2],[3],[4]
Fair Value	72,800	[2],[3],[4]
Private Investments, at fair value 96.58% [Member] | Aviation/Aerospace [Member] | Convertible Notes 1.31% [Member]
Schedule of Investments [Line Items]
Cost	2,000,000
Fair Value	$ 950,000
Private Investments, at fair value 96.58% [Member] | Aviation/Aerospace [Member] | Convertible Notes 1.31% [Member] | Boom Technology, Inc. [Member]
Schedule of Investments [Line Items]
Acquisition Date	Feb. 18, 2022	[3],[4],[8]
Cost	$ 2,000,000	[3],[4],[8]
Fair Value	950,000	[3],[4],[8]
Amount	2,000,000
Private Investments, at fair value 96.58% [Member] | Aviation/Aerospace [Member] | Special Purpose Vehicles 65.72% [Member]
Schedule of Investments [Line Items]
Cost	15,708,549
Fair Value	$ 38,102,560
Private Investments, at fair value 96.58% [Member] | Aviation/Aerospace [Member] | Special Purpose Vehicles 65.72% [Member] | DXYZ SpaceX I LLC [Member]
Schedule of Investments [Line Items]
Shares | shares	135,135
Acquisition Date	Jun. 27, 2022	[2],[3],[4],[9]
Cost	$ 10,009,990	[2],[3],[4],[9]
Fair Value	$ 27,202,676	[2],[3],[4],[9]
Private Investments, at fair value 96.58% [Member] | Aviation/Aerospace [Member] | Special Purpose Vehicles 65.72% [Member] | MWAM VC SpaceX-II, LLC [Member]
Schedule of Investments [Line Items]
Shares | shares	42,857
Acquisition Date	Jun. 08, 2022	[2],[3],[4],[9]
Cost	$ 3,419,945	[2],[3],[4],[9]
Fair Value	$ 8,094,402	[2],[3],[4],[9]
Private Investments, at fair value 96.58% [Member] | Aviation/Aerospace [Member] | Special Purpose Vehicles 65.72% [Member] | MW LSV Relativity Space, LLC [Member]
Schedule of Investments [Line Items]
Shares | shares	63,846
Acquisition Date	Dec. 28, 2021	[2],[3],[4],[6]
Cost	$ 1,659,996	[2],[3],[4],[6]
Fair Value	$ 973,652	[2],[3],[4],[6]
Private Investments, at fair value 96.58% [Member] | Aviation/Aerospace [Member] | Series C Preferred Stock [Member] | Preferred Stocks 9.59% [Member] | Axiom Space, Inc. [Member]
Schedule of Investments [Line Items]
Shares | shares	8,879
Acquisition Date	Jan. 18, 2023	[2],[3],[4]
Cost	$ 1,499,929	[2],[3],[4]
Fair Value	1,331,850	[2],[3],[4]
Private Investments, at fair value 96.58% [Member] | Aviation/Aerospace [Member] | Series C-1 Preferred Stock [Member] | Preferred Stocks 9.59% [Member]
Schedule of Investments [Line Items]
Cost	4,679,683
Fair Value	$ 4,559,400
Private Investments, at fair value 96.58% [Member] | Aviation/Aerospace [Member] | Series C-1 Preferred Stock [Member] | Preferred Stocks 9.59% [Member] | Axiom Space, Inc. [Member]
Schedule of Investments [Line Items]
Shares | shares	21,517
Acquisition Date	Dec. 22, 2021	[2],[3],[4]
Cost	$ 3,179,754	[2],[3],[4]
Fair Value	$ 3,227,550	[2],[3],[4]
Private Investments, at fair value 96.58% [Member] | Aviation/Aerospace [Member] | Series B Preferred Stock [Member] | Special Purpose Vehicles 65.72% [Member] | Celadon Technology Fund VIII, LLC [Member]
Schedule of Investments [Line Items]
Shares | shares	9,100
Acquisition Date	Jun. 09, 2022	[2],[3],[4],[9]
Cost	$ 618,618	[2],[3],[4],[9]
Fair Value	$ 1,831,830	[2],[3],[4],[9]
Private Investments, at fair value 96.58% [Member] | Food Products [Member] | Special Purpose Vehicles 65.72% [Member] | Khosla Ventures IFSPV II, LLC [Member]
Schedule of Investments [Line Items]
Acquisition Date	Nov. 04, 2021	[2],[3],[4],[6]
Cost	$ 2,098,940	[2],[3],[4],[6]
Fair Value	$ 233,444	[2],[3],[4],[6]
Private Investments, at fair value 96.58% [Member] | Food Products [Member] | Series A Preferred Stock [Member] | Preferred Stocks 9.59% [Member] | Impossible Foods, Inc. [Member]
Schedule of Investments [Line Items]
Shares | shares	52,000
Acquisition Date	Jun. 17, 2022	[2],[3],[4]
Cost	$ 1,272,986	[2],[3],[4]
Fair Value	$ 146,640	[2],[3],[4]
Private Investments, at fair value 96.58% [Member] | Artificial Intelligence [Member] | Special Purpose Vehicles 65.72% [Member] | DXYZ OAI I LLC [Member]
Schedule of Investments [Line Items]
Shares | shares	11,236
Acquisition Date	Dec. 18, 2023	[2],[3],[4],[9]
Cost	$ 2,010,008	[2],[3],[4],[9]
Fair Value	$ 3,089,900	[2],[3],[4],[9]
Private Investments, at fair value 96.58% [Member] | Gaming/Entertainment [Member] | Special Purpose Vehicles 65.72% [Member] | MWLSV Epic Games-II, LLC [Member]
Schedule of Investments [Line Items]
Shares | shares	4,946
Acquisition Date	Dec. 31, 2021	[2],[3],[4],[6]
Cost	$ 6,998,590	[2],[3],[4],[6]
Fair Value	2,244,445	[2],[3],[4],[6]
Total Investments, at fair value - 101.18% [Member]
Schedule of Investments [Line Items]
Amount	70,905,065
Liabilities in excess of other assets	(855,159)
Net Assets	70,049,906
Common Stock [Member] | United States 89.03% [Member] | UNITED STATES
Schedule of Investments [Line Items]
Cost	20,273,541
Fair Value	6,383,101
Common Stock [Member] | United Kingdom 10.97% [Member] | UNITED KINGDOM
Schedule of Investments [Line Items]
Cost	9,932,845
Fair Value	8,066,392
Convertible Notes Payable [Member] | United States 89.03% [Member] | UNITED STATES
Schedule of Investments [Line Items]
Cost	2,000,000
Fair Value	950,000
Preferred Stock [Member] | United States 89.03% [Member] | UNITED STATES
Schedule of Investments [Line Items]
Cost	12,742,469
Fair Value	6,980,633
Special Purpose Vehicles [Member] | United States 89.03% [Member] | UNITED STATES
Schedule of Investments [Line Items]
Cost	37,451,921
Fair Value	47,014,562
Money Market [Member] | United States 89.03% [Member] | UNITED STATES
Schedule of Investments [Line Items]
Cost	1,510,377
Fair Value	$ 1,510,377

[1]	Rate disclosed is the seven-day effective yield as of December 31, 2024.
[2]	Non-income producing security.
[3]	Level 3 securities fair valued using significant unobservable inputs.
[4]	Restricted investments as to resale.
[5]	Investment is a Special Purpose Vehicle (“SPV”) that holds multiple forward agreements that represent common shares of the indicated portfolio company. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The aggregate total of the forward contracts for each SPV represents less than 5% of Fund’s net assets.
[6]	The Fund has a direct investment in an SPV which has invested in an underlying portfolio company. The number of units presented, if applicable, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure.
[7]	During the year ended December 31, 2024 the SPV disposed of the underlying asset. As of December 31, 2024, the SPV does not hold any underlying assets.
[8]	PIK interest is included in the fair value of the investment.
[9]	The Fund has a direct investment in an SPV which has economic exposure to an underlying portfolio company. The number of units presented, if applicable, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure. The SPV has invested through one or more underlying SPVs.